Long-term Debt (Tables)	12 Months Ended
Feb. 28, 2014
Schedule of Long-term Debt [Table Text Block]
		2014	2013
a)	Capital lease, principal and interest repayable at $12,729 per month including interest at a seven-year fixed rate of 6.125% per annum, collateralized by certain pieces of manufacturing equipment until September, 2014.	$75,027	$218,374
		75,027	218,374
	Less: current portion	75,027	143,347
		$-	$75,027

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
	Principal	Interest
2015	$75,027	$1,346
	$75,027	$1,346